Weighted-average Assumptions used to Determine Benefit Obligations (Detail)	Mar. 31, 2012	Mar. 31, 2011
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	2.10%	2.30%
Assumed rate of increase in future compensation levels	2.80%	2.80%